Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Marketing Expenses
Schedule of Marketing Expenses

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Salaries and related expenses	3	—
Professional expenses	2	153
Other expenses	—	10
Stock based compensation expenses	215	659

Total marketing expenses	220	822